NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2023
Nonvested Shares Disclosure [Abstract]
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2023	46,000	$0.55
Granted	298,000	$0.45
Forfeited	(16,000)	$0.60
Vested	(178,000)	$0.57
Outstanding at December 31, 2023	150,000	$0.33

Schedule of share-based compensation expenses

	Years ended December 31,
	2021	2022	2023

Fulfillment	$15	$12	$—
Selling and marketing	142	99	34
General and administrative	1,225	229	381
Total	$1,382	$340	$415